Financial assets at amortized cost - Securities (Details) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Amortized cost	R$ 1,912,804	R$ 1,686,225
Financial Assets Securities [Member]
IfrsStatementLineItems [Line Items]
Amortized cost	327,507	260,743
Expected loss	(3,655)	(854)
Net amortized cost	323,852	259,889
Financial Assets Securities [Member] | Brazilian Government Securities [member]
IfrsStatementLineItems [Line Items]
Amortized cost	111,824	94,990
Expected loss	(16)	(23)
Net amortized cost	111,808	94,967
Financial Assets Securities [Member] | Government securities - Latin America [member]
IfrsStatementLineItems [Line Items]
Amortized cost	21,730	27,874
Expected loss	(9)	(9)
Net amortized cost	21,721	27,865
Financial Assets Securities [Member] | Government Securities – Other Countries [member]
IfrsStatementLineItems [Line Items]
Amortized cost	25,126	22,712
Expected loss	(3)	(4)
Net amortized cost	25,123	22,708
Financial Assets Securities [Member] | Corporate Securities [Member]
IfrsStatementLineItems [Line Items]
Amortized cost	168,827	115,167
Expected loss	(3,627)	(818)
Net amortized cost	165,200	114,349
Financial Assets Securities [Member] | Corporate Securities [Member] | Rural Product Note [member]
IfrsStatementLineItems [Line Items]
Amortized cost	60,358	38,146
Expected loss	(416)	(190)
Net amortized cost	59,942	37,956
Financial Assets Securities [Member] | Corporate Securities [Member] | Bank Deposit Certificates [member]
IfrsStatementLineItems [Line Items]
Amortized cost	50	19
Net amortized cost	50	19
Financial Assets Securities [Member] | Corporate Securities [Member] | Real Estate Receivables Certificates [member]
IfrsStatementLineItems [Line Items]
Amortized cost	5,827	5,911
Expected loss	(9)	(7)
Net amortized cost	5,818	5,904
Financial Assets Securities [Member] | Corporate Securities [Member] | Debentures [member]
IfrsStatementLineItems [Line Items]
Amortized cost	77,344	57,399
Expected loss	(3,101)	(586)
Net amortized cost	74,243	56,813
Financial Assets Securities [Member] | Corporate Securities [Member] | Eurobonds And Others [Member]
IfrsStatementLineItems [Line Items]
Amortized cost	1,102	516
Expected loss	(9)
Net amortized cost	1,093	516
Financial Assets Securities [Member] | Corporate Securities [Member] | Financial bills [Member]
IfrsStatementLineItems [Line Items]
Amortized cost	212	1,575
Expected loss		(2)
Net amortized cost	212	1,573
Financial Assets Securities [Member] | Corporate Securities [Member] | Promissory And Commercial Notes [Member]
IfrsStatementLineItems [Line Items]
Amortized cost	16,312	10,253
Expected loss	(32)	(23)
Net amortized cost	16,280	10,230
Financial Assets Securities [Member] | Corporate Securities [Member] | Other [member]
IfrsStatementLineItems [Line Items]
Amortized cost	7,622	1,348
Expected loss	(60)	(10)
Net amortized cost	R$ 7,562	R$ 1,338